NEA
Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.0% (99.8% of Total Investments)
	MUNICIPAL BONDS – 154.0% (99.8% of Total Investments)
	Alabama – 1.4% (0.9% of Total Investments)
	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020:
$875	4.000%, 7/01/35 – BAM Insured	7/30 at 100.00	A3	$1,072,549
1,000	4.000%, 7/01/37 – BAM Insured	7/30 at 100.00	A3	1,218,710
975	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	A3	1,180,335
1,535	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/51	5/31 at 100.00	AA-	1,854,372
6,945	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 4.000%, 6/01/45	6/30 at 100.00	A1	8,201,003
4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	4,895,703
23,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	35,755,549
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	5,382,797
5,310	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	6,278,809
48,965	Total Alabama			65,839,827
	Alaska – 0.0% (0.0% of Total Investments)
495	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	587,778
	Arizona – 1.6% (1.0% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,495,128
3,815	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44	8/30 at 100.00	A+	4,566,059
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/51	7/27 at 100.00	AA-	1,192,106
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 – AGM Insured	7/25 at 100.00	A2	8,200,678
1,315	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42	9/28 at 100.00	A2	1,642,330
5,135	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA-	5,864,324
6,355	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A	7,495,849

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
$6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	$9,972,616
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	15,887,500
3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/47	8/28 at 100.00	AA	3,721,830
11,080	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	15,838,306
56,845	Total Arizona			75,876,726
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	8/21 at 100.00	N/R	5,094,783
	California – 7.9% (5.1% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/32 – NPFG Insured	No Opt. Call	A-	19,175,270
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,890,422
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	Aa3	3,084,507
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,412,650
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	7,063,420
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3 (4)	11,310,400
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	AA+	6,754,800
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2013, Series 2015A:
2,250	0.000%, 8/01/32 (Pre-refunded 2/01/25) (5)	2/25 at 100.00	A+ (4)	2,392,965
1,350	0.000%, 8/01/33 (Pre-refunded 2/01/25) (5)	2/25 at 100.00	A+ (4)	1,435,779
160	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	200,870
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	3,234,298
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,806,009
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	7,416,020
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	946,553
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2 RMKT, 5.250%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (4)	3,379,217

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,330	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/49	4/30 at 100.00	BBB+	$1,574,826
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A:
3,000	5.000%, 8/15/51 (UB) (6)	8/22 at 100.00	A+	3,152,100
10,000	5.000%, 8/15/51	8/22 at 100.00	A+	10,507,000
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	578,378
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A, 5.000%, 11/15/40	11/21 at 100.00	Aa3	1,731,375
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
485	9.464%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (4)	534,135
525	9.472%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (4)	578,235
1,285	9.472%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (4)	1,415,299
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	BBB-	1,818,930
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,141,306
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	3,234,896
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 4.000%, 8/01/36	8/26 at 100.00	AA-	5,791,100
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	8/21 at 100.00	AA-	5,019
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA-	10,078,000
9,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	10,923,589
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,288	5.750%, 7/01/30 (7)	8/21 at 100.00	N/R	1,223,377
1,653	5.750%, 7/01/35 (7)	8/21 at 100.00	N/R	1,570,445
1,984	5.500%, 7/01/39 (7)	8/21 at 100.00	N/R	1,884,534
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999a, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	9,397,993
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	4,708,723
3,330	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	AA+ (4)	3,658,538
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	6,163,009

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
$910	0.000%, 1/15/42 (5)	1/31 at 100.00	Baa2	$1,118,035
3,350	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	3,815,684
8,350	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	9,555,156
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	10,382,200
8,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	8,415,201
10,170	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	10,500,932
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	4,186,500
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	3,019,510
1,500	Lincoln Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	1,398,390
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	8/21 at 100.00	N/R (4)	998,990
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	Baa2	2,344,584
10,335	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)	8/35 at 100.00	AA	12,002,656
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	9,192,700
350	Mt Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	372,757
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	Aa3	10,974,312
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A, 5.875%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,581,715
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/29	No Opt. Call	Aa3	2,256,550
2,585	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	2,870,849
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (4)	2,030,557
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R (4)	2,470,205
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	Aa3	901,910
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	BBB-	1,961,040

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	BBB-	$7,647,712
1,970	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+ (4)	2,111,978
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/28	No Opt. Call	Aa3	1,670,184
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB+	824,091
1,955	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AA+ (4)	2,094,020
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (4)	2,304,000
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A	4,318,840
8,075	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Local Water Series 2020C, 4.000%, 11/01/50	11/30 at 100.00	AA-	9,751,774
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44	1/25 at 100.00	BBB	11,991,103
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB	36,847,368
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	7,044,819
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	A+	2,762,668
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AAA	4,454,777
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	3,866,147
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	11,178,247
	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015:
5,000	0.000%, 8/01/46	8/25 at 32.80	A3	1,543,550
6,570	0.000%, 8/01/47	8/25 at 30.90	A3	1,909,571
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	Baa2	2,567,748
386,010	Total California			382,413,017
	Colorado – 10.7% (7.0% of Total Investments)
1,365	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	1,487,181
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	518,965
500	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	554,770

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,140	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	A2	$1,366,666
1,060	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	1,142,542
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,575	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,668,539
3,620	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	3,821,743
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33	12/23 at 100.00	BBB-	1,354,388
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	122,091
3,500	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020, 4.000%, 8/01/50 – BAM Insured	8/30 at 100.00	AA	4,195,555
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	1,833,382
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	2,499,052
4,615	5.000%, 6/01/35 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	5,752,182
7,205	5.000%, 6/01/36 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	8,980,384
8,715	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	10,862,463
4,105	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	5,116,513
8,545	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	10,650,573
14,180	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	16,918,300
3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A, 4.000%, 11/15/46	11/31 at 100.00	AA	4,787,927
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	5,358,550
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	5,451,950
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	3,311,050
8,550	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	9,981,356
26,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	30,218,668
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/50	12/27 at 103.00	A-	5,326,708
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	2,472,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	$1,100,280
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB+	886,065
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	Baa1	1,641,555
10,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	Baa1	11,463,282
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 4.000%, 11/01/39	11/29 at 100.00	A+	1,200,510
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A, 4.000%, 1/01/37	1/30 at 100.00	AA-	3,971,946
4,880	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	5,823,743
4,150	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	4,751,460
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018:
1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	2,071,633
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,892,670
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B:
2,000	5.000%, 12/01/42	12/27 at 100.00	A+	2,503,760
1,225	5.000%, 12/01/47	12/27 at 100.00	A+	1,531,581
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41	3/27 at 100.00	A+	1,818,135
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/40	9/27 at 100.00	AA	2,313,340
6,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	7,513,870
5,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	AA-	5,994,800
2,505	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/39	12/30 at 100.00	AA-	3,063,891
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41	8/26 at 100.00	A1	8,499,294
1,000	5.000%, 8/01/46	8/26 at 100.00	A1	1,185,980
1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	1,065,800
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37 (Pre-refunded 11/15/22)	11/22 at 100.00	A+ (4)	11,838,367
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	14,220,960
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A	3,136,625

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$11,000	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	AA-	$13,286,680
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
5,120	5.000%, 12/01/32	12/26 at 100.00	BBB-	6,058,291
2,935	5.000%, 12/01/35	12/26 at 100.00	BBB-	3,448,977
1,800	5.000%, 12/01/40	12/26 at 100.00	BBB-	2,097,324
365	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	401,580
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	13,915,963
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	6,180,718
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	39,669,439
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	13,782,430
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	39,764,942
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	8,546,580
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	2,279,400
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	13,931,425
2,200	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 – AGM Insured	12/29 at 100.00	AA	2,599,828
1,200	El Paso County School District 3, Widefield, Colorado, Certificates of Participation, Recreation Facility Project, Series 2021, 4.000%, 12/01/46 – AGM Insured	12/31 at 100.00	AA	1,435,428
2,000	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020, 4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	2,393,840
1,755	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	A2	2,090,609
1,000	Little Thompson Water District, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AA-	1,203,620
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	BBB+	1,178,830
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/36	12/26 at 100.00	AA+	1,153,290
1,200	Morgan County Quality Water District, Morgan and Washington Counties, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	AA	1,423,800
1,085	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,155,503
7,750	Northern Colorado Water Conservancy District Building Corporation, Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/51 (WI/DD, Settling 8/11/21)	7/31 at 100.00	AA+	9,306,355
1,224	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,267,574

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	$20,362,263
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A:
3,040	4.000%, 12/01/37 – AGM Insured	12/29 at 100.00	A	3,693,114
3,255	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	A	3,884,484
600	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	694,296
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017:
8,765	5.000%, 12/01/42	12/27 at 100.00	A2	10,742,822
3,600	5.000%, 12/01/47	12/27 at 100.00	A2	4,387,104
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	3,860,838
	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020:
895	3.000%, 12/01/30, 144A	No Opt. Call	Ba2	948,405
1,300	5.000%, 12/01/44, 144A	12/30 at 100.00	Ba2	1,578,512
995	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,117,176
1,000	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%, 12/01/45 – BAM Insured	12/28 at 100.00	A3	1,091,410
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	Aa3	4,237,840
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1 (4)	16,470,260
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	A2	2,820,875
5,000	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020, 5.000%, 12/01/44	12/29 at 100.00	AA	6,443,200
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/30	12/26 at 100.00	AA	2,663,157
500	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50	3/26 at 103.00	N/R	552,360
489,789	Total Colorado			520,363,867
	Connecticut – 0.6% (0.4% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	1,948,238
2,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/55, 144A	1/26 at 102.00	BB+	3,139,500
7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	8,126,543

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
$500	5.000%, 7/01/34	7/27 at 100.00	A3	$604,465
2,425	5.000%, 7/01/42	7/27 at 100.00	A3	2,903,913
7,075	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/40	5/30 at 100.00	AA-	9,218,654
3,285	University of Connecticut, General Obligation Bonds, Series 2020A, 5.000%, 2/15/40	2/30 at 100.00	A+	4,227,072
24,900	Total Connecticut			30,168,385
	Delaware – 0.3% (0.2% of Total Investments)
3,350	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	3,650,462
1,000	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	1,211,890
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA-	10,465,147
13,420	Total Delaware			15,327,499
	District of Columbia – 3.2% (2.1% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB-	1,305,625
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	8/21 at 21.75	N/R	23,164,430
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A-	4,231,675
60	5.000%, 4/01/36 (Pre-refunded 4/01/27)	4/27 at 100.00	N/R (4)	74,747
3,440	5.000%, 4/01/36	4/27 at 100.00	A-	4,150,154
	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
5,000	5.000%, 10/01/47	10/29 at 100.00	Baa2	6,313,350
13,710	4.000%, 10/01/49	10/29 at 100.00	Baa2	16,063,733
11,960	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	12,302,774
32,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	41,175,360
18,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	24,590,520
12,455	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	Baa2	14,673,609

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	$5,282,830
1,195	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45	7/30 at 100.00	AA	1,440,202
216,570	Total District of Columbia			154,769,009
	Florida – 6.9% (4.4% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 5.000%, 9/01/46	9/23 at 100.00	BBB	2,980,208
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A1 (4)	11,087,120
1,425	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021, 4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	1,764,820
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,301,167
2,315	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2003, 5.500%, 10/01/23 – AMBAC Insured	No Opt. Call	AA	2,455,127
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	4,041,704
5,810	Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018, 4.000%, 10/01/43	10/28 at 100.00	Aa3	6,572,969
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A:
8,555	6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (4)	9,384,921
4,280	5.625%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (4)	4,670,850
530	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	595,110
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	975,416
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,456,869
1,690	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	A+	1,974,934
15,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018F, 5.000%, 10/01/48 (UB) (6)	10/28 at 100.00	A+	18,865,200
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A	6,526,986
12,885	5.000%, 10/01/44	10/24 at 100.00	A	14,677,175
13,145	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/55	2/31 at 100.00	Baa1	15,537,127
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A+	422,448
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/24	11/21 at 100.00	A2	1,549,523

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	$2,842,400
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,216,375
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	21,161,926
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BB+	211,335
2,000	5.125%, 7/01/38	7/27 at 100.00	BB+	2,066,460
5,035	5.125%, 7/01/46	7/27 at 100.00	BB+	5,114,100
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	8,442,114
17,925	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	21,626,871
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/35	8/21 at 100.00	BBB+	10,031,100
1,210	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/37	1/28 at 100.00	BBB-	1,406,927
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A-	1,140,790
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A-	1,817,685
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2017, 5.000%, 6/01/38	6/27 at 100.00	Aa3	5,815,245
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	1,956,042
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	5,747,940
3,000	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	3,135,240
7,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	AA	8,110,060
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	6,100,736
9,965	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	A+	11,733,887
2,400	New Smyrna Beach Utilities Commission, Florida, Utility System Revenue Certificates, Refunding Series 2020, 4.000%, 10/01/49	4/30 at 100.00	Aa2	2,867,376
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	A2 (4)	774,330
1,095	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/32	10/29 at 91.18	BBB-	857,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$5,045	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49	10/29 at 100.00	BBB-	$6,352,815
10,120	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	A1	11,782,716
5,680	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32	11/26 at 100.00	A-	6,810,604
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	271,427
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.000%, 5/01/30 – RAAI Insured	8/21 at 100.00	A3	1,388,393
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/33	5/25 at 100.00	Aa3	7,378,262
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
4,595	5.000%, 8/15/42	8/27 at 100.00	A1	5,687,829
12,325	5.000%, 8/15/47	8/27 at 100.00	A1	15,212,994
2,540	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995, 5.750%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	2,820,619
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,418,998
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	4,525,280
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
345	4.000%, 7/01/39	7/30 at 100.00	A-	410,212
5,545	5.000%, 7/01/50	7/30 at 100.00	A-	7,001,339
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	10,153,609
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded 10/15/21) – AGM Insured	10/21 at 100.00	A2 (4)	1,514,595
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45 (Pre-refunded 4/15/25)	4/25 at 100.00	A2 (4)	2,339,140
1,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/39	10/29 at 100.00	A2	1,172,450
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	8,369,474
293,270	Total Florida			332,626,754
	Georgia – 3.7% (2.4% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	A+	7,375,106

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
$3,400	5.000%, 11/01/33 (Pre-refunded 5/01/25)	5/25 at 100.00	AA- (4)	$4,002,888
2,040	5.000%, 11/01/35 (Pre-refunded 5/01/25)	5/25 at 100.00	AA- (4)	2,401,733
3,420	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA-	3,561,246
2,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A	2,409,080
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A1	6,759,794
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A:
4,330	5.000%, 4/01/42	4/27 at 100.00	A	5,215,658
13,670	5.000%, 4/01/47	4/27 at 100.00	A	16,397,302
5,485	4.000%, 4/01/50	4/30 at 100.00	A	6,440,432
29,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A1	34,047,160
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA-	14,432,295
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.250%, 2/15/45	2/27 at 100.00	AA-	9,060,150
3,565	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/63	7/28 at 100.00	BBB+	4,395,288
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42	4/27 at 100.00	A	12,502,160
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.250%, 2/01/27 – BHAC Insured	No Opt. Call	AA+	1,698,637
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,860	5.000%, 5/15/43	5/29 at 100.00	A3	2,296,393
8,000	5.000%, 5/15/49	No Opt. Call	A3	12,627,040
7,905	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa1	9,083,082
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2021A:
1,000	5.000%, 1/01/56	1/30 at 100.00	BBB+	1,249,030
1,675	5.000%, 1/01/62 – AGM Insured	1/30 at 100.00	BBB+	2,092,125
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa1	9,484,746
7,000	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A1	8,256,640
675	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 4.000%, 10/01/38	10/29 at 100.00	AA-	812,606

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	AA- (4)	$2,635,920
151,265	Total Georgia			179,236,511
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	4,462,793
	Hawaii – 0.0% (0.0% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	299,464
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2012A, 5.000%, 3/01/47	3/22 at 100.00	A-	2,158,319
2,460	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37	8/21 at 101.00	Aaa	2,496,039
4,570	Total Idaho			4,654,358
	Illinois – 15.8% (10.2% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A:
1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	A2	1,245,900
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	A2	351,813
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	A2	1,688,196
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	3,728,153
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	3,062,560
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	13,668,710
2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	Ba3	2,981,660
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	6,130,400
6,920	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB	8,535,197
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	14,136,170
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	2,243,638
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	31,340,618

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
$1,500	5.000%, 12/01/38	12/30 at 100.00	BB	$1,937,085
1,750	5.000%, 12/01/40	12/30 at 100.00	BB	2,251,323
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB	1,172,800
3,225	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 4.000%, 12/01/55	12/29 at 100.00	A+	3,707,718
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	5,883,923
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	10,734,760
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB-	32,538,340
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB-	21,645,543
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	13,246,503
4,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/40	1/29 at 100.00	BBB-	4,960,320
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	5,101,900
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	5,429,600
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A+	5,310,405
3,500	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2018A, 4.000%, 12/01/43	6/28 at 100.00	Aa2	4,028,815
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002RMKT:
2,750	3.900%, 11/01/36	11/27 at 102.00	A	3,017,465
5,265	5.500%, 11/01/36	11/23 at 100.00	A	5,874,213
3,215	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020, 4.000%, 10/01/55	10/30 at 100.00	BBB+	3,728,403
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3 (4)	5,225,619
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	Aa2	4,299,785
55	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	64,899
1,200	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	1,415,988
25,880	4.000%, 2/15/41	2/27 at 100.00	Aa2	29,580,581
1,000	5.000%, 2/15/41	2/27 at 100.00	Aa2	1,214,050
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	AA+	4,414,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$8,750	5.000%, 9/01/39	9/24 at 100.00	AA+	$9,960,737
11,030	5.000%, 9/01/42	9/24 at 100.00	AA+	12,545,412
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	3,017,146
16,165	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	19,306,183
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076, 18.057%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	1,308,593
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A3	15,866,849
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	2,395,899
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	A3	4,788,371
5,410	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Series 2017A, 5.000%, 3/01/47	3/27 at 100.00	A+	6,477,285
8,760	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A, 4.000%, 8/15/48	8/31 at 100.00	AA-	10,531,097
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	15,632,839
	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB-	2,789,925
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB-	3,330,210
	Illinois State, General Obligation Bonds, December Series 2017A:
5,000	5.000%, 12/01/34	12/27 at 100.00	BBB-	6,082,900
1,175	5.000%, 12/01/35	12/27 at 100.00	BBB-	1,426,791
5,420	5.000%, 12/01/39	12/27 at 100.00	BBB-	6,524,867
1,600	Illinois State, General Obligation Bonds, February Series 2014, 5.250%, 2/01/32	2/24 at 100.00	BBB-	1,785,616
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB-	2,028,093
3,565	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB-	4,291,725
	Illinois State, General Obligation Bonds, May Series 2018A:
17,000	6.000%, 5/01/26	No Opt. Call	BBB-	21,215,490
4,485	6.000%, 5/01/27	No Opt. Call	BBB-	5,769,100
	Illinois State, General Obligation Bonds, May Series 2020:
1,115	5.500%, 5/01/30	No Opt. Call	BBB-	1,501,236
5,305	5.500%, 5/01/39	5/30 at 100.00	BBB-	6,960,107
2,515	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/23	No Opt. Call	BBB-	2,776,686
9,710	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB-	11,879,894
2,500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/25	3/22 at 100.00	BBB-	2,568,650
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB-	2,201,911

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	A1	$5,349,053
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	A1	8,842,480
6,500	5.000%, 1/01/39	1/24 at 100.00	A1	7,171,320
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	11,668,488
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	A1	10,469,486
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A1	12,229,900
13,185	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A1	17,037,525
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052, 17.777%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	1,398,199
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 – FGIC Insured	No Opt. Call	BBB-	13,362,433
1,740	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding Bonds, Series 2001B, 0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,737,947
3,125	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C, 4.000%, 1/01/45 – AGM Insured	1/27 at 100.00	A3	3,463,094
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	17,888,114
	Metropolitan Pier & Exposition Authority:
800	5.500%, 12/15/23 (ETM)	No Opt. Call	N/R (4)	825,977
2,170	5.500%, 12/15/23	No Opt. Call	BB+	2,389,440
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	5,205,450
2,350	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50	12/29 at 100.00	BB+	2,939,827
8,800	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	10,278,752
4,750	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	5,705,273
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BB+	18,863,460
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BB+	2,981,557
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
5,010	0.000%, 12/15/21 – NPFG Insured (ETM)	No Opt. Call	BB+ (4)	5,004,840
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BB+	23,694,913
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	12,923,868

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,510	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	BB+ (4)	$2,672,497
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	1,501,110
5,080	5.700%, 6/15/25	6/22 at 101.00	BB+	5,370,170
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BB+	8,460,480
1,115	5.750%, 6/15/27	6/22 at 101.00	BB+	1,179,179
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	4,875,352
195	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (4)	175,373
3,505	0.000%, 6/15/30	No Opt. Call	BBB+	2,987,977
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BB+	21,269,920
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	2,335,229
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	8,021,260
6,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (4)	8,025,863
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A1	18,937,079
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A1	3,126,827
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	4,810,493
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,603,610
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	8,094,730
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	Baa1	2,234,740
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,767,913
780	Will County Community Unit School District 201-U Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	776,708
	Will County Community Unit School District No 201-U Crete-Monee, Illinois:
165	0.000%, 11/01/22 (ETM)	No Opt. Call	N/R (4)	164,508
2,385	0.000%, 11/01/22	No Opt. Call	A	2,361,389
715,550	Total Illinois			767,045,088
	Indiana – 2.8% (1.8% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	Baa1	6,731,460

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A:
$5,000	4.000%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	$5,341,550
5,420	5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	5,884,711
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA	11,740,900
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A:
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	2,106,037
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,941,076
1,150	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	1,340,222
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA- (4)	8,877,249
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	13,208,470
4,200	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2020A, 4.000%, 10/01/45	10/30 at 100.00	Aa3	5,068,770
3,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 4.000%, 10/01/40	10/31 at 100.00	A1	3,679,110
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A1	5,039,600
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 5.000%, 10/01/37	10/22 at 100.00	Aa3	5,279,800
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A+	15,002,989
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	6,159,950
1,255	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	8/21 at 100.00	N/R (4)	1,259,794
14,100	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	17,009,535
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA-	9,092,205
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA-	9,279,701
1,580	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	A2	1,470,206
123,770	Total Indiana			137,513,335
	Iowa – 0.9% (0.6% of Total Investments)
3,275	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021, 5.000%, 9/01/51	9/28 at 102.00	N/R	3,554,161
16,130	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	17,663,963

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	$2,963,492
3,085	Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc Project, Series 2018A, 5.000%, 3/01/48	3/24 at 103.00	BB+	3,361,478
8,265	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65	6/31 at 25.58	N/R	1,569,441
1,095	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2, 4.000%, 6/01/49	6/31 at 100.00	BBB+	1,288,421
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	A-	5,503,700
5,990	5.000%, 12/01/41	12/26 at 100.00	A-	6,958,703
45,230	Total Iowa			42,863,359
	Kansas – 0.3% (0.2% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,101,140
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	3,116,160
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A, 5.000%, 4/01/38 – BAM Insured	4/26 at 100.00	AA	4,414,618
5,270	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A	6,495,749
13,970	Total Kansas			16,127,667
	Kentucky – 0.8% (0.6% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc, Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	Baa2	5,270,530
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	BBB-	1,536,028
4,625	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49	8/29 at 100.00	BBB+	5,771,306
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	0.000%, 7/01/43 (5)	7/31 at 100.00	Baa2	6,259,500
8,610	0.000%, 7/01/46 (5)	7/31 at 100.00	Baa2	10,798,920
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
2,655	5.750%, 7/01/49	7/23 at 100.00	Baa2	2,923,527
430	6.000%, 7/01/53	7/23 at 100.00	Baa2	475,184
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
2,980	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	3,099,498
3,000	5.000%, 12/01/35	6/22 at 100.00	N/R	3,120,300

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$1,380	University of Kentucky, General Receipts Bonds, University of Kentucky Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44	5/29 at 100.00	AA-	$1,600,993
35,990	Total Kentucky			40,855,786
	Louisiana – 2.9% (1.9% of Total Investments)
6,860	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	7,287,927
5,500	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	6,472,455
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A1	2,333,199
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	4,673,600
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	1,967,861
	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
4,000	5.000%, 5/15/42	5/27 at 100.00	A3	4,810,440
22,625	5.000%, 5/15/46	5/27 at 100.00	A3	27,205,657
22,975	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A3	26,891,778
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	23,171
2,345	4.000%, 5/15/36	5/26 at 100.00	A3	2,640,564
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	24,111
1,975	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,247,965
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	14,791,084
1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C, 5.000%, 5/01/45	11/27 at 100.00	AA-	1,245,182
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	A-	13,766,760
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A-	6,068,600
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	7,123,781
4,000	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018A, 5.000%, 4/01/48 – AGM Insured	4/28 at 100.00	A2	4,814,040
5,000	Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St Tammany Parish Hospital Project, Refunding Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A+	6,130,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	$1,594,713
122,125	Total Louisiana			142,113,038
	Maine – 0.5% (0.4% of Total Investments)
7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Ba1 (4)	7,641,970
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	Ba1	7,249,095
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
3,440	5.000%, 7/01/43	7/28 at 100.00	A+	4,240,110
2,935	5.000%, 7/01/48	7/28 at 100.00	A+	3,598,398
750	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A, 4.000%, 7/01/46 – AGM Insured	7/31 at 100.00	A1	906,052
2,430	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	AA-	2,897,581
22,855	Total Maine			26,533,206
	Maryland – 1.1% (0.7% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	CCC	3,530,678
1,000	5.000%, 9/01/39	9/27 at 100.00	CCC	1,076,090
1,645	5.000%, 9/01/46	9/27 at 100.00	CCC	1,761,433
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	A+	10,545,614
275	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020, 4.000%, 7/01/50	7/30 at 100.00	Baa1	321,467
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	3,657,780
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48	1/28 at 100.00	A	4,559,240
17,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/42	5/28 at 100.00	AA-	21,214,980
1,250	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A, 5.000%, 7/01/46	7/31 at 100.00	Aa2	1,665,238
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44	6/25 at 100.00	AA-	2,338,920
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	B-	1,246,991
2,250	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B, 5.000%, 11/01/47	11/24 at 103.00	B-	2,417,197
45,940	Total Maryland			54,335,628

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.4% (0.9% of Total Investments)
$1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)	11/23 at 100.00	A (4)	$1,392,513
435	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	542,149
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	1,062,041
11,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	13,703,579
3,630	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53	7/28 at 100.00	A3	4,453,974
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A	1,323,982
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,251,415
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,762,280
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A	2,964,384
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/35	1/28 at 100.00	AA-	4,700,560
805	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/50	7/31 at 100.00	BBB+	1,041,501
1,725	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	2,106,725
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,570,951
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,748,461
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	4,731,540
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	Aa2 (4)	7,439,526
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XF2223, Formerly Tender Option Bond Trust 14021:
1,323	9.396%, 8/15/24 (Pre-refunded 8/15/22), 144A (IF)	8/22 at 100.00	N/R (4)	1,455,382
6,177	9.396%, 8/15/24, 144A (IF)	8/22 at 100.00	Aa2	6,798,204
59,080	Total Massachusetts			69,049,167
	Michigan – 15.4% (10.0% of Total Investments)
315	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34	11/27 at 102.00	BB	360,121
840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/24	No Opt. Call	Aa3	950,561
4,150	Bloomfield Hills Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 4.000%, 5/01/50	5/30 at 100.00	Aa1	5,013,449

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$895	Bloomfield Township, Michigan, General Obligation Bonds, Refunding Series 2016, 5.000%, 5/01/28	5/26 at 100.00	AAA	$1,092,061
1,000	Boyne City Public School District, Charlevoix and Antrim Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/39 – AGM Insured	5/30 at 100.00	AA	1,211,030
4,445	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	5,347,113
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,269,759
6,525	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/50	5/30 at 100.00	AA	7,788,044
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A+	1,379,430
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	8/21 at 100.00	B	968,320
2,000	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%, 2/15/47	2/27 at 100.00	Ba1	2,303,800
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005, 5.750%, 11/01/30	8/21 at 100.00	B-	1,001,766
4,400	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	4,916,956
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	5,587,666
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A2	3,492,248
15	Detroit, Michigan, Water Supply System Revenue Bonds, Refunding Second Lien Series 2004A, 5.000%, 7/01/34 – AGM Insured	8/21 at 100.00	A+	15,056
1,700	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	2,086,597
	Eastern Michigan University, General Revenue Bonds, Refunding Series 2017A:
1,100	5.000%, 3/01/33 – BAM Insured	3/27 at 100.00	A2	1,330,318
2,270	5.000%, 3/01/36 – BAM Insured	3/27 at 100.00	A2	2,729,244
11,165	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	A2	12,736,362
	Ferndale Public School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2021A:
760	4.000%, 5/01/35	5/31 at 100.00	AA	946,914
770	4.000%, 5/01/37	5/31 at 100.00	AA	951,543
1,045	4.000%, 5/01/42	5/31 at 100.00	AA	1,273,980
	Ferris State University, Michigan, General Revenue Bonds, Series 2020A:
1,000	4.000%, 10/01/39	10/29 at 100.00	A+	1,188,430
350	4.000%, 10/01/40	10/29 at 100.00	A+	415,205

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Genesee County, Michigan, Sewage Disposal System Revenue Bonds, Interceptors & Treatment Facilties, Series 2020A:
$200	4.000%, 6/01/36 – BAM Insured	6/29 at 100.00	AA	$234,616
200	4.000%, 6/01/37 – BAM Insured	6/29 at 100.00	AA	234,014
200	4.000%, 6/01/38 – BAM Insured	6/29 at 100.00	AA	233,530
200	4.000%, 6/01/39 – BAM Insured	6/29 at 100.00	AA	233,028
220	4.000%, 6/01/40 – BAM Insured	6/29 at 100.00	AA	255,891
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	7,658,085
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,942,033
8,260	0.000%, 12/01/23	No Opt. Call	AAA	8,220,104
8,575	0.000%, 12/01/24	No Opt. Call	AAA	8,478,102
8,900	0.000%, 12/01/25	No Opt. Call	AAA	8,711,498
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,897,520
100	0.000%, 12/01/27	No Opt. Call	AAA	95,042
4,305	0.000%, 12/01/29	No Opt. Call	AAA	3,945,188
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding Series 2011:
560	5.000%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa2 (4)	564,480
500	5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa2 (4)	504,000
500	5.000%, 10/01/31 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa2 (4)	504,000
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,205	5.000%, 5/01/28 – AGM Insured	5/26 at 100.00	A3	5,064,754
1,000	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	A3	1,184,370
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	A3	1,287,460
1,100	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	A3	1,388,519
1,850	5.000%, 11/01/43 – AGM Insured	5/29 at 100.00	A3	2,312,407
	Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue Bonds, Improvement & Refunding Series 2020:
2,000	5.000%, 1/01/45	1/30 at 100.00	AA	2,560,800
1,000	4.000%, 1/01/50	1/30 at 100.00	AA	1,178,930
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,000	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,116,160
1,000	5.000%, 1/01/33 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,116,160
1,000	5.000%, 1/01/34 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,116,160
1,855	5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	2,070,477

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018:
$2,500	5.000%, 1/01/43	1/28 at 100.00	AA	$3,053,300
1,055	5.000%, 1/01/48	1/28 at 100.00	AA	1,282,078
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2020:
2,400	5.000%, 1/01/40 (UB) (6)	1/30 at 100.00	AA	3,105,384
1,870	5.000%, 1/01/45 (UB) (6)	1/30 at 100.00	AA	2,394,348
3,000	5.000%, 1/01/50 (UB) (6)	1/30 at 100.00	AA	3,824,850
	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2019A:
1,720	5.000%, 7/01/36	7/28 at 100.00	A1	2,154,162
1,995	5.000%, 7/01/39	7/28 at 100.00	A1	2,483,675
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	573,610
1,005	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32	7/26 at 100.00	A2	1,216,080
	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C:
6,245	5.000%, 7/01/32	7/26 at 100.00	A1	7,576,871
10,000	5.000%, 7/01/35	7/26 at 100.00	A1	12,116,500
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A1	33,176,777
	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020-I:
2,040	4.000%, 5/01/45	5/30 at 100.00	AA	2,445,899
7,615	4.000%, 5/01/49	5/30 at 100.00	AA	9,097,564
1,265	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, Series 2017, 5.000%, 5/01/30	5/27 at 100.00	Aa3	1,569,536
1,675	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017, 5.000%, 4/01/30	4/27 at 100.00	AA+	2,076,581
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016:
1,000	5.000%, 6/01/31	6/26 at 100.00	AAA	1,217,630
1,445	5.000%, 6/01/34	6/26 at 100.00	AAA	1,753,305
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A:
1,570	5.000%, 6/01/36	6/27 at 100.00	AAA	1,950,270
1,650	5.000%, 6/01/37	6/27 at 100.00	AAA	2,045,637
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/34	1/25 at 100.00	AAA	1,181,548
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	3,971,755

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
$5,500	5.000%, 1/15/31 (Pre-refunded 1/15/22)	1/22 at 100.00	Aa3 (4)	$5,622,705
2,000	5.000%, 1/15/42 (Pre-refunded 1/15/22)	1/22 at 100.00	Aa3 (4)	2,044,620
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	1,105,980
1,020	5.000%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	1,128,100
	Lake Superior State University Board of Trustees, Michigan, General Revenue Bonds, Series 2018:
2,395	5.000%, 1/15/38 – AGM Insured	1/28 at 100.00	AA	2,924,463
4,000	5.000%, 1/15/43 – AGM Insured	1/28 at 100.00	AA	4,843,720
7,100	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	8,995,842
9,600	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A, 5.000%, 7/01/51	7/31 at 100.00	AA-	12,708,000
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I:
2,085	5.000%, 5/01/38	5/26 at 100.00	AA	2,487,572
2,200	5.000%, 5/01/41	5/26 at 100.00	AA	2,608,980
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Unlimited Tax, Series 2019:
1,325	5.000%, 5/01/40	5/29 at 100.00	AA	1,676,165
1,000	5.000%, 5/01/41	5/29 at 100.00	AA	1,262,290
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	2,393,182
	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
75	5.000%, 7/01/32	7/26 at 100.00	AA-	90,913
500	5.000%, 7/01/33	7/26 at 100.00	AA-	605,715
1,500	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,864,830
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
12,980	4.000%, 11/01/50	11/30 at 100.00	Aa3	15,332,495
10,000	4.000%, 11/01/55	11/30 at 100.00	Aa3	11,720,200
18,875	4.000%, 11/01/55	11/30 at 100.00	Aa3	22,332,145
3,500	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Kalamazoo College Project, Refunding Series 2018, 5.000%, 12/01/43	12/28 at 100.00	A2	4,374,335
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	2,023,023
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	5,728,118

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$9,195	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	$10,710,336
4,850	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39 (Pre-refunded 6/01/24)	6/24 at 100.00	A+ (4)	5,516,438
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series 2013, 5.000%, 8/15/31	8/23 at 100.00	A+	4,305,315
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A	6,943,548
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A	3,162,810
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
2,000	5.000%, 10/01/24	10/23 at 100.00	AA-	2,209,900
2,000	5.000%, 10/01/25	10/24 at 100.00	AA-	2,299,800
11,025	5.000%, 10/01/39	10/24 at 100.00	AA-	12,551,080
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C:
4,665	5.000%, 7/01/34	7/25 at 100.00	A2	5,443,262
1,070	5.000%, 7/01/35	7/25 at 100.00	A2	1,248,059
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	A1	1,694,760
1,625	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A1	1,832,447
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	1,358,604
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
175	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (4)	212,235
11,825	5.000%, 12/01/45	6/26 at 100.00	AA-	14,205,136
12,520	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36	12/27 at 100.00	AA-	14,687,212
1,900	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30	6/27 at 100.00	AA-	2,365,576
6,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	8,077,193
990	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BB-	973,784

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
$1,000	5.000%, 11/01/25	11/22 at 100.00	A+	$1,060,770
1,000	5.000%, 11/01/26	11/22 at 100.00	A+	1,060,510
3,750	5.000%, 11/01/42	11/22 at 100.00	A+	3,956,587
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
70	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	71,105
9,965	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (4)	10,127,230
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	3,122,880
1,135	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	1,200,058
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013:
1,955	5.000%, 10/01/22	No Opt. Call	AAA	2,067,315
3,200	5.000%, 10/01/25 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	3,383,424
11,730	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	15,326,653
10,330	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	11,880,843
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2, 4.625%, 10/01/41 (Pre-refunded 4/01/22)	4/22 at 100.00	AA (4)	1,776,681
1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D, 4.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AA (4)	1,025,830
220	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	8/21 at 100.00	N/R	220,394
	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A:
1,900	5.000%, 1/01/27	1/22 at 100.00	BBB+	1,933,744
5,845	5.000%, 1/01/43	1/22 at 100.00	BBB+	5,940,507
1,845	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2013-I-A, 5.000%, 10/15/29	10/23 at 100.00	AA-	2,029,906
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
2,085	5.000%, 4/15/31 (Pre-refunded 10/15/25)	10/25 at 100.00	N/R (4)	2,491,742
14,915	5.000%, 4/15/31	10/25 at 100.00	AA-	17,706,790
5,615	5.000%, 4/15/38	10/25 at 100.00	AA-	6,622,331
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 10/15/46	10/26 at 100.00	AA-	2,960,900
1,505	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St John's Health System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)	8/21 at 100.00	N/R (4)	1,627,582
3,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	3,121,590

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA	$8,487,283
4,165	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	5,213,330
1,950	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	Aa2	2,247,297
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	AA	4,064,840
	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A:
1,000	4.000%, 5/15/38	5/30 at 100.00	AA	1,227,790
1,010	4.000%, 5/15/40	5/30 at 100.00	AA	1,234,735
15,330	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%, 11/15/45 (UB) (6)	11/30 at 100.00	Aa2	18,510,824
	Michigan State, Trunk Line Fund Bonds, Series 2011:
1,100	5.000%, 11/15/24	11/21 at 100.00	Aa2	1,115,411
1,750	5.000%, 11/15/29	11/21 at 100.00	Aa2	1,774,360
1,605	5.000%, 11/15/31	11/21 at 100.00	Aa2	1,627,293
1,160	4.000%, 11/15/32	11/21 at 100.00	Aa2	1,172,424
1,970	5.000%, 11/15/36	11/21 at 100.00	Aa2	1,996,556
3,445	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/34	10/21 at 100.00	A1	3,472,284
4,790	Mona Shores Public Schools, Muskegon County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/48	5/29 at 100.00	Aa1	5,987,692
7,500	Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50 (UB) (6)	5/30 at 100.00	AA	9,582,075
500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 – NPFG Insured	No Opt. Call	Aa2	522,045
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility Series 2013I, 5.000%, 5/01/38	5/24 at 100.00	AA	3,290,390
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1, Refunding Series 2015:
1,350	5.000%, 11/01/33	11/25 at 100.00	AA	1,607,553
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	2,048,822
	Northern Michigan University, General Revenue Bonds, Series 2018A:
400	5.000%, 12/01/33	6/28 at 100.00	A	501,148
650	5.000%, 12/01/35	6/28 at 100.00	A	811,382
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	5,924,962
5,400	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	6,358,932
	Port Huron, Michigan, General Obligation Bonds, Limited Tax Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	1,597,553
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA	645,325

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
$530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	$534,198
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA	806,656
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A-	504,020
1,500	5.625%, 10/01/40	10/21 at 100.00	A-	1,512,840
5,380	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,989,500
1,510	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA	1,870,724
810	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A	974,033
1,435	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	1,606,210
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2015, 5.000%, 5/01/26	5/25 at 100.00	AA	648,120
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 4/01/34	4/27 at 100.00	AAA	2,462,260
2,000	5.000%, 4/01/35	4/27 at 100.00	AAA	2,458,740
1,065	5.000%, 4/01/36	4/27 at 100.00	AAA	1,307,767
2,000	5.000%, 4/01/42	4/27 at 100.00	AAA	2,449,540
5,000	5.000%, 4/01/47	4/27 at 100.00	AAA	6,119,800
7,200	5.000%, 4/01/47 (UB) (6)	4/27 at 100.00	AAA	8,812,512
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,490,760
	University of Michigan, General Revenue Bonds, Series 2015:
5,735	5.000%, 4/01/40 (UB) (6)	4/26 at 100.00	AAA	6,849,425
2,400	5.000%, 4/01/46 (UB) (6)	4/26 at 100.00	AAA	2,864,040
2,150	University of Michigan, General Revenue Bonds, Series 2020A, 4.000%, 4/01/45	4/30 at 100.00	AAA	2,608,896
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/40 (Pre-refunded 11/01/23)	11/23 at 100.00	Aa1 (4)	1,774,176
2,000	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/49	5/29 at 100.00	Aa1	2,554,540
2,500	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/45	5/30 at 100.00	Aa1	3,260,475
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A-	1,241,450
4,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	A	4,246,000
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A-	2,599,960
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	A+	4,079,768

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/43	11/28 at 100.00	A+	$6,175,600
2,810	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/35	11/29 at 100.00	A+	3,621,416
2,590	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/36 – AGM Insured	5/27 at 100.00	A1	3,180,701
525	Western Michigan University, General Revenue Bonds, Refunding Series 2011, 5.000%, 11/15/31 (Pre-refunded 11/15/21)	11/21 at 100.00	A (4)	532,313
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 (Pre-refunded 11/15/23) – AGM Insured	11/23 at 100.00	Aa3 (4)	838,253
4,250	5.000%, 11/15/39 (Pre-refunded 11/15/23) – AGM Insured	11/23 at 100.00	Aa3 (4)	4,725,872
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	A	1,733,205
850	5.000%, 11/15/45	5/25 at 100.00	A	982,150
3,335	Western Michigan University, General Revenue Bonds, Refunding Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	A	4,180,556
700	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	779,786
2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/44 – BAM Insured	10/25 at 100.00	AA	3,146,607
648,855	Total Michigan			747,662,096
	Minnesota – 2.3% (1.5% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	308,296
3,565	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A, 5.250%, 6/15/56	6/29 at 100.00	N/R	3,647,458
730	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Taxable Series 2021B, 6.000%, 6/15/31	6/29 at 100.00	N/R	757,988
350	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019, 4.000%, 9/01/39	9/26 at 102.00	N/R	354,081
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/41	10/24 at 102.00	N/R	4,282,346
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,130	3.500%, 8/01/25, 144A	8/22 at 100.00	N/R	2,171,237
1,000	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,024,600
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
3,750	5.000%, 2/15/48	2/28 at 100.00	A-	4,553,587
8,250	5.000%, 2/15/53	2/28 at 100.00	A-	9,985,470
5,240	5.250%, 2/15/53	2/28 at 100.00	A-	6,459,820
5,500	5.000%, 2/15/58	2/28 at 100.00	A-	6,645,595

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$9,840	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41	2/27 at 100.00	AAA	$11,248,694
2,800	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 4.000%, 2/01/37	2/27 at 100.00	AAA	3,196,004
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
2,530	4.000%, 11/15/48	11/28 at 100.00	A3	2,910,234
3,395	5.000%, 11/15/49	11/28 at 100.00	A3	4,197,442
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	A+	4,241,300
5,000	5.000%, 1/01/46	1/27 at 100.00	A+	6,065,900
2,855	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	Aa3	3,404,559
4,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019, 4.000%, 5/01/49	5/29 at 100.00	A2	4,529,920
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/40	9/30 at 100.00	BB+	1,224,630
4,850	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 6.000%, 9/01/51	9/26 at 100.00	BB+	5,733,330
4,170	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	4,422,327
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	A	3,532,320
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
595	4.000%, 11/15/35	11/27 at 100.00	A3	693,580
1,470	4.000%, 11/15/43	11/27 at 100.00	A3	1,700,952
850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	898,713
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	4,299,944
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	6,357,218

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
$300	5.000%, 8/01/32	8/24 at 102.00	N/R	$328,818
150	5.000%, 8/01/33	8/24 at 102.00	N/R	164,271
250	5.000%, 8/01/35	8/24 at 102.00	N/R	273,328
600	4.000%, 8/01/39	8/24 at 102.00	N/R	635,868
2,000	5.000%, 8/01/49	8/24 at 102.00	N/R	2,164,740
96,870	Total Minnesota			112,414,570
	Mississippi – 0.3% (0.2% of Total Investments)
11,465	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa2	12,908,787
	Missouri – 4.4% (2.9% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	2,733,172
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Ba1	2,720,285
4,590	5.000%, 8/01/35	8/26 at 100.00	Ba1	5,312,466
640	4.000%, 8/01/38	8/26 at 100.00	Ba1	699,501
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
2,860	5.000%, 10/01/42	10/27 at 100.00	BBB+	3,434,545
1,000	5.000%, 10/01/47	10/27 at 100.00	BBB+	1,194,210
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A2	7,719,436
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A2	4,298,800
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,936,142
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	5,289,619
1,585	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A, 5.000%, 4/01/39	4/31 at 100.00	A2	2,068,140
2,700	Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%, 11/01/38	11/29 at 100.00	N/R	2,932,632
5,385	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B, 5.000%, 5/01/49	5/30 at 100.00	AA+	6,972,821
3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	3,270,480
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 5.000%, 11/15/35	5/26 at 100.00	A+	1,600,209

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$5,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2020, 4.000%, 11/15/50	11/30 at 100.00	A+	$5,881,700
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A1	1,705,928
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	12,706,377
3,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	4,027,982
2,305	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46	7/31 at 100.00	AA	2,779,922
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	1,662,780
14,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (6)	1/28 at 100.00	AA	16,024,260
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	18,835,548
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A:
4,165	4.000%, 11/15/44	5/29 at 100.00	A2	4,844,978
4,220	4.000%, 11/15/49	5/29 at 100.00	A2	4,866,631
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
2,220	5.000%, 11/15/42	11/27 at 100.00	A+	2,707,068
3,000	5.000%, 11/15/47	11/27 at 100.00	A+	3,649,500
25,150	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53	6/30 at 100.00	A+	29,497,932
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	A+	3,290,130
10,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42	5/25 at 102.00	A+	11,173,400
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
1,540	5.000%, 2/01/35	2/24 at 100.00	BBB	1,675,027
2,000	5.000%, 2/01/44	2/24 at 100.00	BBB	2,164,600
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	1,303,939
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34	2/26 at 100.00	BBB	810,054
1,700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42	2/24 at 104.00	BBB	1,906,584

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C:
$1,500	5.000%, 2/01/42	2/29 at 102.00	BBB	$1,868,535
1,000	4.000%, 2/01/48	2/29 at 100.00	BBB	1,140,790
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A, 4.000%, 10/01/48	4/29 at 100.00	A1	578,395
7,085	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A, 5.000%, 12/01/34	6/26 at 100.00	A2	8,526,727
2,415	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019, 4.000%, 12/01/41	12/25 at 100.00	AA+	2,671,062
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA+	1,916,016
2,535	5.000%, 12/01/32	12/25 at 100.00	AA+	3,013,608
220	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	238,198
7,250	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53	9/25 at 103.00	BB+	8,263,622
725	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	741,342
189,165	Total Missouri			213,655,093
	Montana – 0.3% (0.2% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47	5/25 at 102.00	N/R	1,618,591
4,965	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	BBB	5,872,801
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/41	2/27 at 100.00	A+	3,084,648
3,310	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	4,037,571
1,825	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	2,263,657
14,155	Total Montana			16,877,268
	Nebraska – 1.1% (0.7% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB+	2,754,170
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
1,200	4.000%, 11/15/39	11/30 at 100.00	A1	1,446,996
1,625	4.000%, 11/15/40	11/30 at 100.00	A1	1,954,014
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%, 11/15/47	5/27 at 100.00	A1	3,610,950

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
$3,500	5.000%, 11/01/45	11/25 at 100.00	A	$4,033,610
1,400	5.000%, 11/01/48	11/25 at 100.00	A	1,607,816
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (4)	2,307,109
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	AA (4)	4,212,840
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,588,106
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,394,220
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
1,000	5.000%, 7/01/32	7/25 at 100.00	BBB	1,146,470
820	5.000%, 7/01/33	7/25 at 100.00	BBB	938,629
2,000	5.000%, 7/01/34	7/25 at 100.00	BBB	2,285,840
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 4/01/38	10/26 at 100.00	A	6,171,960
12,500	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Series 2021A, 4.000%, 7/15/59	7/31 at 100.00	AA	15,024,500
45,205	Total Nebraska			52,477,230
	Nevada – 1.9% (1.2% of Total Investments)
6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	A-	7,298,531
4,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018A, 4.000%, 6/15/37	6/28 at 100.00	A+	4,657,840
7,525	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	9,233,702
365	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	409,581
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,547,434
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,681,419
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,902,246
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	3,167,966

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
$5,000	5.000%, 6/01/32	12/24 at 100.00	AA	$5,757,450
10,000	5.000%, 6/01/33	12/24 at 100.00	AA	11,507,700
6,620	5.000%, 6/01/39	12/24 at 100.00	AA	7,558,981
11,915	5.000%, 6/01/39 (UB) (6)	12/24 at 100.00	AA	13,605,024
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust 2015-XF0233:
1,000	18.288%, 12/01/22, 144A (IF) (6)	1/30 at 0.00	AA	1,567,360
3,995	18.378%, 12/01/22, 144A (IF) (6)	1/30 at 0.00	AA	6,260,205
1,250	18.389%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA	1,959,146
1,250	18.389%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA	1,959,200
2,500	18.389%, 6/01/39, 144A (IF)	12/24 at 100.00	AA	3,918,383
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA	4,251,659
74,955	Total Nevada			90,243,827
	New Hampshire – 0.2% (0.1% of Total Investments)
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A2	1,818,705
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,115	5.000%, 8/01/36	2/28 at 100.00	A	1,389,602
2,935	5.000%, 8/01/37	2/28 at 100.00	A	3,652,080
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	1,839,958
6,660	Total New Hampshire			8,700,345
	New Jersey – 6.1% (3.9% of Total Investments)
10,600	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB	12,567,572
6,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Montclair Properties LLC, Montclair State University Student Housing Project, Refunding Series 2017, 5.000%, 6/01/42 – AGM Insured	6/27 at 100.00	A2	7,239,600
20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30	12/26 at 100.00	BBB	25,921,983
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU:
5,515	5.000%, 6/15/30	6/24 at 100.00	BBB	6,211,544
935	5.000%, 6/15/40 (Pre-refunded 6/15/24)	6/24 at 100.00	N/R (4)	1,065,246
4,065	5.000%, 6/15/40	6/24 at 100.00	BBB	4,542,231
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, 5.000%, 6/15/43	12/28 at 100.00	BBB	1,245,060
2,550	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50	12/30 at 100.00	BBB	3,006,068

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	8/21 at 100.00	BB+	$2,026,424
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	3,060,850
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	788,652
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A1	13,127,141
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	805,137
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,653,991
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	9,292,186
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB	4,699,600
16,495	0.000%, 12/15/33	No Opt. Call	BBB	12,941,647
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
1,815	0.000%, 12/15/26 – BHAC Insured	No Opt. Call	AA+	1,738,153
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	BBB	8,594,500
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	30,741,620
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB	33,844,950
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB	7,315,000
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	BBB	5,560,300
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB	1,041,540
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.500%, 6/15/39	6/23 at 100.00	BBB	8,167,725
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/32	12/29 at 100.00	BBB	6,428,200
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/44	12/28 at 100.00	BBB	5,757,050
15,450	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/45	12/30 at 100.00	BBB	18,308,250
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	16,933,840
1,160	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	1,372,941
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
489	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	A2 (4)	577,458
826	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	N/R (4)	974,144

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G, 4.000%, 1/01/33	1/28 at 100.00	A2	$1,779,795
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa3	2,925,420
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	2,171,480
910	5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	988,023
3,905	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	Baa2	4,961,966
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
10,355	5.000%, 6/01/46	6/28 at 100.00	BBB+	12,519,091
4,710	5.250%, 6/01/46	6/28 at 100.00	BBB+	5,803,945
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	3,127,958
290,035	Total New Jersey			293,828,281
	New Mexico – 0.2% (0.1% of Total Investments)
7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 4.000%, 8/01/48	8/29 at 100.00	Aa3	8,883,184
	New York – 8.8% (5.7% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	Ba1	3,815,350
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	BBB+	14,704,591
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (4)	3,344,544
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	4,375,720
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/33, 144A	6/27 at 100.00	BBB-	1,218,310
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C:
5	5.000%, 2/15/36 (Pre-refunded 2/15/25)	2/25 at 100.00	N/R (4)	5,835
14,070	5.000%, 2/15/36	2/25 at 100.00	Aa2	16,283,070
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 1,2,3,4, 5.000%, 3/15/45	3/29 at 100.00	Aa2	15,722,500
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
9,000	4.000%, 2/15/47	2/30 at 100.00	Aa2	10,630,350
10,915	5.000%, 2/15/48	2/30 at 100.00	Aa2	13,944,458
17,000	4.000%, 2/15/49	2/30 at 100.00	Aa2	20,042,320
10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 4.000%, 3/15/48	9/30 at 100.00	Aa2	11,916,500

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
$9,330	5.250%, 2/15/47	8/21 at 100.00	A+	$9,363,308
1,105	5.750%, 2/15/47	8/21 at 100.00	A+	1,109,542
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	14,615,900
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,137,629
780	5.000%, 9/01/44	9/24 at 100.00	A	879,489
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/37	9/28 at 100.00	A	6,381,850
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
5,010	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	5,277,133
10,090	5.000%, 9/01/42	9/22 at 100.00	A2	10,603,379
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	1,093,930
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	7,835,224
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	6,187,300
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 4.000%, 6/15/50	12/30 at 100.00	AA+	14,360,760
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36	7/27 at 100.00	Aa3	4,086,285
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,401,300
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41	5/28 at 100.00	Aa1	6,259,600
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40	8/28 at 100.00	Aa1	12,626,500
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/43	11/30 at 100.00	Aa1	6,031,700
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA-	2,514,766
10,370	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/40	8/29 at 100.00	AA-	12,394,120
3,500	New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1, 4.000%, 3/01/44	3/30 at 100.00	AA-	4,156,180
1,910	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/41	8/30 at 100.00	AA-	2,302,830
11,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 5.000%, 3/01/50	3/31 at 100.00	AA-	14,266,780
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	8/21 at 100.00	AA-	10,041

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/21 at 100.00	AA-	$5,023
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	26,551,200
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A-	6,480,583
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Tender Option Bond Trust, 13.718%, 6/15/26, 144A (IF) (6)	6/22 at 100.00	AAA	4,559,848
10,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.250%, 1/01/56	1/26 at 100.00	A-	11,859,600
10,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1, 4.000%, 3/15/54	3/31 at 100.00	AA+	11,821,700
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A:
15,440	4.000%, 3/15/45	9/30 at 100.00	Aa2	18,330,831
13,595	4.000%, 3/15/49	9/30 at 100.00	Aa2	16,093,353
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/49	9/30 at 100.00	Aa2	5,918,850
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	2,198,104
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	A+	4,351,805
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Tender Option Bond Trust 2016-XL0003, 7.294%, 11/15/21, 144A (IF) (6)	No Opt. Call	AA-	10,174,152
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	5,769,250
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	9,008,678
1,105	0.000%, 11/15/32	No Opt. Call	A+	905,304
6,800	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51	5/31 at 100.00	AA-	8,938,804
12,195	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	16,030,693
5,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	5,576,100
371,650	Total New York			429,472,972
	North Carolina – 7.1% (4.6% of Total Investments)
	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013:
2,950	5.000%, 4/01/33	4/22 at 100.00	BBB+	3,019,148
1,000	5.125%, 4/01/43	4/22 at 100.00	BBB+	1,022,050

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/25 (Pre-refunded 4/01/22)	4/22 at 100.00	AA- (4)	$1,182,533
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,227,645
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,810,352
4,645	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	5,556,488
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	AA	1,128,440
730	5.000%, 6/01/31	6/24 at 100.00	AA	823,542
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	Aa3	3,265,613
3,000	5.000%, 7/01/28	7/24 at 100.00	Aa3	3,419,490
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,365	5.000%, 7/01/42 (UB) (6)	7/27 at 100.00	Aa3	1,697,446
5,390	5.000%, 7/01/47 (UB) (6)	7/27 at 100.00	Aa3	6,687,589
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,354,061
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,104,096
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,731,712
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018:
2,055	5.000%, 7/01/44	7/28 at 100.00	AAA	2,603,007
16,865	5.000%, 7/01/44 (UB) (6)	7/28 at 100.00	AAA	21,362,390
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43	1/22 at 100.00	AA-	5,359,777
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018A, 5.000%, 1/15/36	1/29 at 100.00	AA-	5,101,360
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B, 5.000%, 6/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	2,170,402
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	1,032,686
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41 (Pre-refunded 10/01/23)	10/23 at 100.00	AA- (4)	5,524,150
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA-	2,769,020
4,750	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa1	5,516,887

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$2,000	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	Aa2	$2,516,260
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015, 5.000%, 10/01/31	10/25 at 100.00	AA	591,220
339	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	351,374
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2012:
1,065	5.000%, 4/01/29 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,099,549
1,165	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,202,793
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,032,440
200	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	206,488
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/28 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa2 (4)	1,591,074
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	BBB	4,378,581
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 5.000%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	550,695
6,140	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R (4)	7,720,804
1,800	North Carolina Agricultural & Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	2,124,198
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014:
500	5.000%, 3/01/26	3/22 at 100.00	AA+	514,075
250	5.000%, 3/01/28	3/22 at 100.00	AA+	256,950
500	5.000%, 3/01/29	3/22 at 100.00	AA+	513,690
500	5.000%, 3/01/32	3/22 at 100.00	AA+	513,305
1,230	5.000%, 3/01/45	3/22 at 100.00	AA+	1,261,574
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 7/01/42	10/26 at 100.00	AA+	4,712,214
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
1,605	5.000%, 10/01/55 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+ (4)	1,918,906
9,485	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (6)	10/25 at 100.00	AA+ (4)	11,340,076
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	Baa2	1,662,289
1,000	5.000%, 4/01/33	4/23 at 100.00	Baa2	1,065,360
5,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%, 1/01/37	7/26 at 100.00	Aa3	5,662,450
2,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	Aa3	3,048,350

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$4,440	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BB	$4,493,946
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
100	6.000%, 1/01/22 (ETM)	No Opt. Call	BBB+ (4)	102,441
180	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	184,394
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	3,657,780
22,210	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49	1/30 at 100.00	A2	25,717,403
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37	10/24 at 102.00	N/R	2,975,626
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A, 5.000%, 10/01/27 (Pre-refunded 10/01/22)	10/22 at 100.00	A3 (4)	2,511,135
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37	11/26 at 100.00	A	3,170,111
1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016D, 5.000%, 6/01/29	6/26 at 100.00	AA	1,500,962
7,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2 (4)	7,286,720
12,775	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	15,107,459
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	A2	2,318,540
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A2	3,156,930
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
2,000	5.000%, 10/01/27	10/22 at 100.00	A2	2,103,560
6,800	5.000%, 10/01/31	10/22 at 100.00	A2	7,135,852
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,572,285
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	BBB+	3,014,091
450	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	482,661
500	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	571,315
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,832,694
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,761,945

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	$912,213
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	2,234,080
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,663,300
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
2,000	5.000%, 5/01/29 (UB) (6)	5/27 at 100.00	AA+	2,488,800
4,000	5.000%, 5/01/30 (UB) (6)	5/27 at 100.00	AA+	4,978,280
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
835	0.000%, 7/01/28	7/26 at 91.99	Baa3	705,667
800	0.000%, 7/01/30	7/26 at 83.69	Baa3	609,504
850	0.000%, 7/01/31	7/26 at 79.58	Baa3	613,572
2,400	0.000%, 7/01/33	7/26 at 71.99	Baa3	1,560,696
3,160	0.000%, 7/01/36	7/26 at 61.63	Baa3	1,746,816
3,100	0.000%, 7/01/37	7/26 at 58.52	Baa3	1,620,525
1,900	0.000%, 7/01/40	7/26 at 50.36	Baa3	850,687
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	Baa3	459,504
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/40	1/29 at 100.00	BBB	1,228,100
2,200	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	BBB	2,660,504
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	BBB	132,951
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	BBB	3,714,287
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	BBB	1,907,528
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	BBB	1,925,372
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	BBB	5,806,465
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	BBB	1,096,723
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A2	3,530,565
	Orange County Public Facilities Company, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
200	5.000%, 10/01/27	No Opt. Call	AA+	253,760
150	5.000%, 10/01/28	10/27 at 100.00	AA+	189,428
400	5.000%, 10/01/30	10/27 at 100.00	AA+	503,232
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	565,758
1,600	5.000%, 3/01/31 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	1,645,840

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
$5,000	5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	$5,389,450
3,785	5.000%, 3/01/43 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	4,079,814
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/46	3/27 at 100.00	AAA	5,779,750
1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	1,233,480
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	1,105,980
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,374,130
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,501,624
650	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/30	5/26 at 100.00	AA-	779,363
	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017:
300	5.000%, 9/01/32	9/27 at 100.00	A	370,680
1,250	4.000%, 9/01/35	9/27 at 100.00	A	1,455,162
1,265	4.000%, 9/01/36	9/27 at 100.00	A	1,473,206
1,000	4.000%, 9/01/37	9/27 at 100.00	A	1,164,740
1,100	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	Aa2	1,313,378
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
1,360	5.000%, 2/01/45	No Opt. Call	Aa3	2,099,378
840	5.000%, 2/01/49	No Opt. Call	Aa3	1,345,764
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	A+	919,504
170	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	A+	212,281
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32 (Pre-refunded 4/01/24)	4/24 at 100.00	A+ (4)	2,338,293
1,175	5.000%, 4/01/33 (Pre-refunded 4/01/24)	4/24 at 100.00	A+ (4)	1,327,292
1,385	5.000%, 4/01/35 (Pre-refunded 4/01/24)	4/24 at 100.00	A+ (4)	1,564,510
4,735	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/42	10/27 at 100.00	A+	5,823,671
1,415	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017, 5.000%, 4/01/31	4/28 at 100.00	A+	1,777,664
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	A+	1,117,030
3,065	5.000%, 4/01/39	4/24 at 100.00	A+	3,410,732
4,765	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	A+	5,848,609

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
$1,000	4.000%, 10/01/39	10/29 at 100.00	Aa3	$1,202,870
1,500	4.000%, 10/01/44	10/29 at 100.00	Aa3	1,783,575
1,845	4.000%, 10/01/49	10/29 at 100.00	Aa3	2,181,768
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Aa3	1,459,550
312,109	Total North Carolina			345,999,854
	North Dakota – 1.0% (0.7% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	5,271,567
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	1,521,240
3,910	6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	3,967,751
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	Baa2	1,025,830
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
1,000	5.000%, 12/01/37	12/27 at 100.00	Baa2	1,172,730
8,525	5.000%, 12/01/42	12/27 at 100.00	Baa2	9,913,126
7,070	4.000%, 12/01/47	12/27 at 100.00	Baa2	7,674,202
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	957,402
500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%, 12/01/24	No Opt. Call	N/R	540,810
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
11,065	5.000%, 6/01/43	6/28 at 100.00	BBB-	12,850,780
2,610	5.000%, 6/01/48	6/28 at 100.00	BBB-	3,015,437
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (7)	9/23 at 100.00	N/R	855,550
44,595	Total North Dakota			48,766,425
	Ohio – 6.5% (4.2% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	Baa2	3,628,439
8,255	5.250%, 11/15/46	11/26 at 100.00	Baa2	9,919,786
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	331,382

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
$860	4.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	$885,344
650	5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	673,992
800	5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	829,528
11,940	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement Series 2015A, 5.000%, 11/01/43	11/24 at 100.00	A+	13,611,600
8,655	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/38	2/28 at 100.00	A+	10,133,447
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/42	6/27 at 100.00	A+	3,335,338
25,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	4,196,468
990	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,159,082
41,930	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	49,349,514
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	15,314,964
5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,893,250
	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014:
7,060	5.000%, 12/01/51	6/23 at 100.00	A1	7,687,422
10,480	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	11,421,523
	Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021:
300	4.000%, 7/01/37	7/31 at 100.00	A3	364,128
300	4.000%, 7/01/38	7/31 at 100.00	A3	363,207
350	4.000%, 7/01/39	7/31 at 100.00	A3	422,622
1,000	4.000%, 7/01/51	7/31 at 100.00	A3	1,183,280
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 4.000%, 12/01/38	6/26 at 100.00	AA	5,814,654
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	6,181,257
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	1,517,784
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Aa2 (4)	6,434,274

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A:
$1,500	5.000%, 1/01/47	1/27 at 100.00	BBB-	$1,709,010
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB-	1,272,398
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016:
3,425	5.000%, 1/01/46	1/26 at 100.00	BBB-	3,829,013
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB-	6,675,720
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
6,920	5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	Aa3 (4)	7,402,047
14,850	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (6)	1/23 at 100.00	Aa3 (4)	15,884,451
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
875	18.075%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	Aa3 (4)	1,118,836
1,050	18.075%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	Aa3 (4)	1,342,604
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (4)	2,343,839
5,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/45	8/28 at 100.00	A2	6,219,000
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	8,079,000
6,840	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/51	2/31 at 100.00	A2	8,209,642
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 11/15/49 (Pre-refunded 11/15/24)	11/24 at 100.00	AA+ (4)	24,327,030
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2018A, 5.000%, 12/01/48	6/28 at 100.00	A2	11,491,511
7,550	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/36 (5)	2/31 at 100.00	A+	9,576,194
19,515	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	A+ (4)	20,976,478
9,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A, 4.000%, 2/15/46	2/28 at 100.00	A+	10,353,600
4,255	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49	12/29 at 100.00	A-	5,301,815
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB-	141,693
130	6.000%, 12/01/42	12/22 at 100.00	BB-	136,115
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured	No Opt. Call	Aa3	5,176,996

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	$4,028,999
298,190	Total Ohio			316,248,276
	Oklahoma – 0.3% (0.2% of Total Investments)
1,165	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019, 5.000%, 9/01/45	9/29 at 100.00	Baa1	1,452,301
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,205	5.250%, 8/15/48	8/28 at 100.00	BB+	2,710,408
2,700	5.500%, 8/15/52	8/28 at 100.00	BB+	3,355,884
4,570	5.500%, 8/15/57	8/28 at 100.00	BB+	5,666,480
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,317,375
11,765	Total Oklahoma			14,502,448
	Oregon – 1.8% (1.2% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A:
760	5.000%, 6/15/38	6/27 at 100.00	Aa1	927,793
2,750	5.000%, 6/15/39	6/27 at 100.00	Aa1	3,351,645
1,185	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A, 5.375%, 11/15/55	11/25 at 102.00	N/R	1,327,319
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,599,222
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	2,078,020
2,000	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%, 8/01/49	8/30 at 100.00	AA-	2,399,760
7,955	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A+	9,381,331
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
6,275	5.000%, 10/01/35	10/26 at 100.00	BBB+	7,387,181
140	5.000%, 10/01/46 (Pre-refunded 10/01/26)	10/26 at 100.00	N/R (4)	171,178
2,120	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,459,815
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	Aa1 (4)	9,885,413
30,870	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/49	5/29 at 100.00	A+	35,989,481
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Healthl Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	6,181,847
3,475	Sherwood, Oregon, General Obligation Bonds, Full Faith & Credit Series 2021B, 4.000%, 6/01/51	6/31 at 100.00	Aa2	4,203,707

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$500	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36, 144A	5/29 at 100.00	A3	$615,770
75,200	Total Oregon			87,959,482
	Pennsylvania – 5.2% (3.4% of Total Investments)
15,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47	4/28 at 100.00	A	18,252,750
2,765	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B, 4.000%, 6/01/50	12/30 at 100.00	A+	3,333,318
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	3,112,937
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	3,091,812
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	3,071,861
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	3,003,087
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,905,668
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,554,272
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,703,120
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/42	11/27 at 100.00	A+	1,474,644
895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34	6/28 at 100.00	A	1,109,943
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	2,220,412
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	32,402,018
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured	No Opt. Call	A1	1,348,053
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A:
1,315	4.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	1,334,357
2,685	4.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	2,724,523
4,915	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47	6/27 at 100.00	N/R	5,321,913
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	3,638,477
5,180	0.000%, 12/01/32	No Opt. Call	A	4,090,128
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A:
4,310	5.125%, 12/01/47	12/23 at 100.00	A	4,741,345
4,960	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (4)	5,526,978
5,410	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	6,668,907

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	$1,168,200
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	5,662,850
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	8/21 at 100.00	N/R	157,552
218	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	54,466
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32	11/22 at 100.00	Ba1	1,726,588
3,570	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2021A, 4.000%, 8/15/43	8/31 at 100.00	Aa3	4,346,261
5,910	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44	8/29 at 100.00	Aa3	7,005,950
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B:
965	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	980,556
1,035	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	1,051,850
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A:
1,105	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	1,176,670
2,010	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (4)	2,140,369
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	22,375,017
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,574,932
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/41	6/26 at 100.00	A1	7,597,729
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021A, 4.000%, 12/01/51	6/31 at 100.00	A+	17,920,500
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021B, 5.000%, 12/01/46	6/31 at 100.00	A+	8,496,215
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	24,262,315
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
3,735	4.000%, 12/01/45	12/30 at 100.00	A3	4,435,088
4,620	4.000%, 12/01/50	12/30 at 100.00	A3	5,455,573
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	BB	1,647,445

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	$526,094
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	No Opt. Call	A1 (4)	4,296,566
2,020	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 – AGM Insured	9/30 at 100.00	A2	2,432,403
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (4)	1,144,238
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	Baa3	1,989,135
2,800	Upper Darby School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 4/01/51 – BAM Insured (WI/DD, Settling 8/03/21)	10/29 at 100.00	A1	3,315,340
219,598	Total Pennsylvania			253,570,425
	Puerto Rico – 1.9% (1.2% of Total Investments)
3,996	Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico Unit Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54	No Opt. Call	N/R	927,427
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	8/21 at 100.00	D	641,556
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	D	1,057,630
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	1,366,544
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	N/R	1,094,710
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,281	4.500%, 7/01/34	7/25 at 100.00	N/R	5,863,758
9,399	4.550%, 7/01/40	7/28 at 100.00	N/R	10,837,705
25,000	0.000%, 7/01/51	7/28 at 30.01	N/R	6,085,500
33,017	5.000%, 7/01/58	7/28 at 100.00	N/R	38,581,355
1,370	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,579,706
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
5,399	4.329%, 7/01/40	7/28 at 100.00	N/R	6,149,191
5,580	4.329%, 7/01/40	7/28 at 100.00	N/R	6,355,341
9,000	4.784%, 7/01/58	7/28 at 100.00	N/R	10,393,380
101,972	Total Puerto Rico			90,933,803
	Rhode Island – 0.7% (0.4% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	1,510,606

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
$174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	8/21 at 16.20	CCC-	$28,706,338
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A, 5.000%, 10/01/40	4/26 at 100.00	A	2,652,364
177,940	Total Rhode Island			32,869,308
	South Carolina – 3.8% (2.4% of Total Investments)
3,050	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019, 5.000%, 7/01/43	7/29 at 100.00	A	3,882,437
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,290	5.000%, 11/01/41	5/26 at 100.00	A	1,513,944
6,820	5.000%, 11/01/46	5/26 at 100.00	A	8,008,590
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	22,907,707
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A-	12,771,769
1,370	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A, 5.000%, 4/01/54	4/26 at 103.00	BBB-	1,576,706
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018:
19,130	5.000%, 11/01/43	5/28 at 100.00	AA-	23,477,101
7,580	5.000%, 11/01/48	5/28 at 100.00	AA-	9,254,043
10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	11,980,200
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	23,129,205
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
3,850	5.000%, 12/01/39	12/24 at 100.00	A-	4,392,927
4,000	5.000%, 12/01/46	12/24 at 100.00	A-	4,563,480
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	7,522,369
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A-	2,240,080
17,240	5.500%, 12/01/54	6/24 at 100.00	A-	19,518,266
17,170	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	21,453,228
4,500	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	4,639,860
167,200	Total South Carolina			182,831,912

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota – 1.0% (0.7% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017:
$3,000	5.000%, 11/01/42	11/26 at 100.00	BB	$3,339,840
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,506,391
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A1	9,907,040
5,205	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46	7/27 at 100.00	A1	6,281,186
11,200	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	A1	13,084,288
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	4,049,305
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	9,615,962
43,180	Total South Dakota			49,784,012
	Tennessee – 1.3% (0.8% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	11,427,250
3,090	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	3,876,189
12,000	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Bonds, Series 2021A, 4.000%, 2/01/51 (WI/DD, Settling 8/04/21)	2/31 at 100.00	Aa2	14,355,840
2,180	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A-	2,720,030
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A-	2,146,031
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	5,790,100
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB	1,142,620
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	528,121
1,755	5.000%, 4/01/36	4/27 at 100.00	BBB	2,057,474
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
2,225	5.000%, 10/01/41	10/26 at 100.00	BBB	2,582,424
1,000	5.000%, 10/01/45	10/26 at 100.00	BBB	1,153,440
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	13,145,000
52,430	Total Tennessee			60,924,519

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 10.4% (6.7% of Total Investments)
$18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/48 – AGM Insured	2/28 at 100.00	A1	$21,907,260
4,000	Austin, Texas, Airport System Revenue Bonds, Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	A	5,102,840
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (6)	11/25 at 100.00	Aa3	17,052,782
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	Baa2	830,230
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	Baa1 (4)	1,422,648
3,100	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 5.000%, 1/01/46	1/31 at 100.00	Baa1	4,008,393
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa1	8,930,480
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB-	1,986,080
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,031,000
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,487,150
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2012C, 5.000%, 11/01/45	11/21 at 100.00	A	6,412,022
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	178,710
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42	8/26 at 100.00	Aaa	4,406,404
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
6,545	4.000%, 10/01/39	4/30 at 100.00	A2	7,907,865
10,600	4.000%, 10/01/45	4/30 at 100.00	A2	12,624,070
2,500	4.000%, 10/01/49	4/30 at 100.00	A2	2,958,000
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
15,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (UB) (6)	10/23 at 100.00	AA (4)	16,589,700
16,920	5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	18,713,182
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	6,579,461
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 18.198%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (6)	10/23 at 100.00	AA (4)	9,412,961
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	3,142,416
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,658,906

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$9,500	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A, 4.000%, 8/15/45	8/30 at 100.00	Aa2	$11,421,945
	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A:
13,890	5.000%, 8/15/43	2/28 at 100.00	AA	17,295,133
2,000	4.000%, 8/15/48	2/28 at 100.00	AA	2,320,920
4,040	Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond Trust 2015-XF2184 Formerly Tender Options Bond Trust 3028, 14.514%, 8/15/28 – AGM Insured, 144A (IF) (6)	No Opt. Call	AAA	7,885,542
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	566,418
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	1,076,217
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	1,138,826
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,953,949
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	4,018,252
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	2,232,327
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	794,490
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,502,480
2,710	5.000%, 7/01/48	7/28 at 100.00	A	3,382,947
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	4,752,975
855	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%, 7/01/24 – AGM Insured	No Opt. Call	A	952,308
6,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA (4)	6,084,420
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	A2	1,479,901
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A	10,447,899
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,399,234
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,180,266
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,419,080
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	8/21 at 100.00	BBB	3,063,120
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	9,545,850
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,955,223
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	1,985,616

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017:
$16,285	5.000%, 1/01/36	1/27 at 100.00	A3	$19,296,911
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,944,186
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
2,100	5.000%, 9/15/43	9/25 at 100.00	BBB-	2,383,248
1,815	5.000%, 9/15/48	9/25 at 100.00	BBB-	2,053,709
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016, 5.000%, 11/15/31	11/24 at 102.00	BB+	945,387
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	4,363,573
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	2,670,352
7,990	0.000%, 9/01/45 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	12,262,972
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	4,842,520
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	1,995,269
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A+	10,936,339
12,205	5.000%, 1/01/45	1/25 at 100.00	A+	13,926,393
5,110	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	6,003,943
5,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A	6,048,950
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A	7,203,490
4,000	5.000%, 1/01/34	1/25 at 100.00	A	4,581,640
4,000	5.000%, 1/01/35	1/25 at 100.00	A	4,578,720
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward?s University Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB	2,509,313
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (4)	2,443,909
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43 (Pre-refunded 9/01/23)	9/23 at 100.00	A3 (4)	3,862,974
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	AA- (4)	4,394,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	$3,004,475
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
1,805	4.000%, 12/31/37	12/30 at 100.00	BBB-	2,172,841
2,500	4.000%, 6/30/38	12/30 at 100.00	BBB-	2,999,775
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	2,581,950
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (4)	18,666,115
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A3	8,278,990
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	Baa1	4,097,089
6,385	5.000%, 8/15/37	8/24 at 100.00	Baa1	7,133,386
44,120	5.000%, 8/15/42	8/24 at 100.00	Baa1	49,076,441
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A3	3,886,720
8,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/54	10/29 at 100.00	AAA	9,465,440
1,000	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University, Series 2021, 4.000%, 3/01/41	3/31 at 100.00	A+	1,209,140
461,320	Total Texas			505,018,618
	Utah – 0.4% (0.3% of Total Investments)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A	4,371,573
1,975	5.000%, 7/01/47	7/27 at 100.00	A	2,417,222
4,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	A	4,975,280
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
1,000	5.000%, 10/15/38	10/27 at 100.00	AA	1,193,190
2,320	5.000%, 10/15/43	10/27 at 100.00	AA	2,746,045
2,040	5.000%, 10/15/48	10/27 at 100.00	AA	2,402,998
3,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 4.000%, 5/15/43	5/30 at 100.00	AA+	3,595,680
17,895	Total Utah			21,701,988

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont – 0.3% (0.2% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
$1,000	4.000%, 10/01/40	10/25 at 100.00	A+	$1,120,240
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,676,400
11,000	Total Vermont			12,796,640
	Virginia – 0.3% (0.2% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,385	4.000%, 7/01/39	7/30 at 100.00	A+	1,672,207
670	4.000%, 7/01/40	7/30 at 100.00	A+	807,383
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)	7/28 at 100.00	BBB+	475,731
4,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (6)	5/28 at 100.00	Aa2	4,684,920
4,130	Fairfax County Water Authority, Virginia, Water Revenue Bonds, Series 2021, 4.000%, 4/01/48	4/31 at 100.00	AAA	5,059,663
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	1,909,422
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 4.000%, 11/01/33 (Pre-refunded 11/01/22)	11/22 at 100.00	AA- (4)	2,096,720
14,415	Total Virginia			16,706,046
	Washington – 3.3% (2.1% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	8,445,220
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	Aa3	11,801,269
4,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2020A, 4.000%, 7/01/39	7/30 at 100.00	AA-	4,892,920
8,075	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.000%, 12/01/43	12/28 at 100.00	A2	10,028,746
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	A-	5,036,850
4,000	King County Public Hospital District 2, Washington, General Obligation Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45	12/29 at 100.00	Aa3	4,635,040
15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52 (Pre-refunded 1/01/22)	1/22 at 100.00	AA+ (4)	15,305,700
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,404,100
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	1,392,363

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$15,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2021A, 4.000%, 7/01/47	7/31 at 100.00	AA	$18,242,100
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (4)	13,639,348
5,250	Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%, 12/01/48	12/28 at 100.00	Aa2	6,161,610
555	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	647,913
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA-	4,220,120
10,000	4.250%, 10/01/40	10/22 at 100.00	AA-	10,469,400
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Refunding Series 2012B, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	3,312,817
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	8,696,806
2,325	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 4.000%, 7/01/58	7/28 at 100.00	BB+	2,672,843
2,410	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020, 4.000%, 5/01/50	5/30 at 100.00	A	2,803,890
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/46, 144A	1/25 at 102.00	BB	549,975
10,650	Washington State, General Obligation Bonds, Various Purpose Series 2021A, 5.000%, 8/01/42	8/30 at 100.00	AA+	13,956,931
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	8,399,700
142,330	Total Washington			158,715,661
	West Virginia – 1.3% (0.8% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	3,284,250
16,845	5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	18,479,470
9,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	10,980,360
3,500	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	4,214,385
15,845	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2021, 4.000%, 6/01/51	6/31 at 100.00	AA-	19,024,775
5,750	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B, 4.000%, 6/01/42	6/28 at 100.00	AA-	6,795,580
53,940	Total West Virginia			62,778,820

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.0% (1.9% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$43	0.000%, 1/01/46, 144A (7)	No Opt. Call	N/R	$1,421
42	0.000%, 1/01/47, 144A (7)	No Opt. Call	N/R	1,350
42	0.000%, 1/01/48, 144A (7)	No Opt. Call	N/R	1,321
42	0.000%, 1/01/49, 144A (7)	No Opt. Call	N/R	1,286
41	0.000%, 1/01/50, 144A (7)	No Opt. Call	N/R	1,220
45	0.000%, 1/01/51, 144A (7)	No Opt. Call	N/R	1,316
1,163	3.750%, 7/01/51, 144A (7)	3/28 at 100.00	N/R	805,895
45	0.000%, 1/01/52, 144A (7)	No Opt. Call	N/R	1,259
44	0.000%, 1/01/53, 144A (7)	No Opt. Call	N/R	1,222
44	0.000%, 1/01/54, 144A (7)	No Opt. Call	N/R	1,183
43	0.000%, 1/01/55, 144A (7)	No Opt. Call	N/R	1,144
43	0.000%, 1/01/56, 144A (7)	No Opt. Call	N/R	1,112
42	0.000%, 1/01/57, 144A (7)	No Opt. Call	N/R	1,076
42	0.000%, 1/01/58, 144A (7)	No Opt. Call	N/R	1,039
42	0.000%, 1/01/59, 144A (7)	No Opt. Call	N/R	1,015
41	0.000%, 1/01/60, 144A (7)	No Opt. Call	N/R	978
41	0.000%, 1/01/61, 144A (7)	No Opt. Call	N/R	939
40	0.000%, 1/01/62, 144A (7)	No Opt. Call	N/R	911
40	0.000%, 1/01/63, 144A (7)	No Opt. Call	N/R	881
39	0.000%, 1/01/64, 144A (7)	No Opt. Call	N/R	862
39	0.000%, 1/01/65, 144A (7)	No Opt. Call	N/R	829
39	0.000%, 1/01/66, 144A (7)	No Opt. Call	N/R	779
501	0.000%, 1/01/67, 144A (7)	No Opt. Call	N/R	9,459
2,250	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A, 4.000%, 7/01/56	1/31 at 100.00	BBB	2,607,795
2,000	Public Finance Authority of Wisconsin, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2020A, 5.000%, 11/15/41	11/27 at 103.00	A-	2,463,260
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A:
6,000	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	6,732,000
2,335	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	2,591,850
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	AA- (4)	4,435,462
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA	1,059,081
18,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	22,014,126

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
$1,000	5.000%, 2/15/27	2/22 at 100.00	A-	$1,020,060
1,000	5.000%, 2/15/28	2/22 at 100.00	A-	1,020,060
4,735	5.000%, 2/15/40	2/22 at 100.00	A-	4,829,984
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/35	2/26 at 100.00	A-	2,335,340
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	7,899,958
615	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	645,332
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	2,783,772
1,000	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	1,010,330
5,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34	5/26 at 100.00	Aa2	5,950,056
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc Obligated Group, Series 2017, 5.000%, 8/15/52	8/27 at 100.00	A1	2,420,760
2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora Health Care, Inc, Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)	4/23 at 100.00	Aa3 (4)	2,707,950
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017:
1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	1,237,017
955	5.000%, 6/01/41	6/25 at 103.00	N/R	1,058,331
3,620	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2020, 4.000%, 8/15/50	8/30 at 100.00	Aa3	4,298,786
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,000	5.000%, 9/01/30 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (4)	1,252,030
1,110	5.000%, 9/01/31 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (4)	1,389,753
1,100	5.000%, 9/01/32 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (4)	1,377,233
1,725	5.000%, 9/01/33 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (4)	2,159,752
1,775	5.000%, 9/01/34 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (4)	2,222,353
1,910	5.000%, 9/01/35 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (4)	2,391,377
2,065	5.000%, 9/01/36 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (4)	2,585,442
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	9,913,210
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc, Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA-	6,018,650

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
$1,240	5.000%, 9/15/31	9/23 at 100.00	BBB-	$1,342,250
7,955	5.000%, 9/15/50	9/23 at 100.00	BBB-	8,522,430
10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44	12/24 at 100.00	A1	11,699,949
10,770	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	A1	12,680,706
128,998	Total Wisconsin			145,514,942
	Wyoming – 0.3% (0.2% of Total Investments)
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37	9/23 at 100.00	BB+	10,317,038
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
2,000	5.500%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,034,840
1,000	6.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,018,990
12,625	Total Wyoming			13,370,868
$6,983,341	Total Long-Term Investments (cost $6,603,801,688)			7,476,274,745

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)
	MUNICIPAL BONDS – 0.3% (0.2% of Total Investments)
	Colorado – 0.1% (0.1% of Total Investments)
$5,875	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Variable Rate Demand Obligations, Variable Rate Series 2018B, 0.020%, 11/15/35 (8)	8/21 at 100.00	A-1+	$5,875,000
	Minnesota – 0.2% (0.1% of Total Investments)
6,500	Bloomington, Minnesota, Housing Revenue Bonds, Presbyterian Homes Projects, Variable Rate Demand Obligations, Refunding Series 2008, 0.020%, 7/01/38 (8)	7/21 at 100.00	A-1+	6,500,000
1,575	Oak Park Heights, Minnesota, Multifamily Revenue Bonds, Boutwells Landing Project, Variable Rate Demand Obligations, Refunding Series 2005, 0.020%, 11/01/35 (8)	8/21 at 100.00	VMIG1	1,575,000
8,075	Total Minnesota			8,075,000
$13,950	Total Short-Term Investments (cost $13,950,000)			13,950,000
	Total Investments (cost $6,617,751,688) – 154.3%			7,490,224,745
	Floating Rate Obligations – (2.7)%			(133,490,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (6.5)% (9)			(316,315,005)
	MuniFund Preferred Shares, net of deferred offering costs – (22.4)% (10)			(1,086,327,833)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (23.8)% (11)			(1,153,720,953)
	Other Assets Less Liabilities – 1.1%			55,246,427
	Net Assets Applicable to Common Shares – 100%			$4,855,617,381

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$7,476,274,745	$ —	$7,476,274,745
Short-Term Investments:
Municipal Bonds	—	13,950,000	—	13,950,000
Total	$ —	$7,490,224,745	$ —	$7,490,224,745

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 4.2%.
(10)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 14.5%.
(11)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 15.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.